Acquisitions, Goodwill and Intangible Assets (Details Narrative) - USD ($)							1 Months Ended		12 Months Ended
	Aug. 26, 2014	May. 22, 2014	Mar. 21, 2014	Sep. 30, 2013	Aug. 21, 2013	Dec. 10, 2012	Feb. 01, 2013	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)									200,000	200,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)									$ 0.0001	$ 0.0001	$ 0.0001
Goodwill									$ 835,295	$ 779,303	$ 835,295
Business Combination, Acquisition Related Costs										35,000
Amortization of Intangible Assets									211,829	$ 183,310
MMT Technologies [Member]
Payments to Acquire Businesses, Gross					$ 50,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)			204,750
Common Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.0001
Business Acquisition, Share Price (in Dollars per share)			$ 1.03
Goodwill									55,992
GSS Automotive Recycling Inv [Member]
Payments to Acquire Businesses, Gross				$ 430,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)				455,000
Share Price (in Dollars per share)				$ 1.12
Business Combination, Contingent Consideration Arrangements, Description				The acquisition of GSS includes a contingent consideration arrangement that requires the provision of $1.00 credit to the GSS Shareholders towards the purchase of additional shares of the Company for each additional $1.00 of Gross Profits (as defined in the GSS Agreement) that Acquisition Sub #7 earns in excess of $72,000 through December 31, 2014.
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low				$ 0
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High				38,000
Business Combination, Contingent Consideration, Liability				$ 0
Fair Value Inputs, Discount Rate				25.00%
Full Circle Manufacturing Group Inc [Member]
Payments to Acquire Businesses, Gross						$ 2,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)						3,000,000
Share Price (in Dollars per share)						$ 0.50
Debt Instrument, Term							5 years
Full Circle Manufacturing Group Inc [Member] | NY Terminals IILLC [Member]
Lessee Leasing Arrangements, Operating Leases, Term of Contract							5 years
Operating Leases, Rent Expense, Minimum Rentals							$ 30,000
Evergreen Recycling Inc [Member]
Payments to Acquire Businesses, Gross								$ 59,304
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)								377,372
Share Price (in Dollars per share)										$ 1.57
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities										$ 10,010
Series Of Individual Business Acquisitions [Member]
Payments to Acquire Businesses, Gross									539,304
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities									97,943
Goodwill									675,811
Series of Individually Immaterial Business Acquisitions [Member]
Goodwill										$ 619,819
Assets Held under Capital Leases [Member]
Debt Instrument, Periodic Payment	$ 347	$ 1,030							$ 32,900
Debt Instrument, Term	5 years	2 years							5 years
Fair Value Inputs, Discount Rate	4.00%	11.00%							9.00%
Assets Held under Capital Leases [Member] | Full Circle Manufacturing Group Inc [Member]
Debt Instrument, Periodic Payment							$ 32,900